S000008602 [Member] Expense Example - William Blair Small Cap Growth Fund	Dec. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	1,656
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,352
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	$ 1,230